Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 11, 2021
Statement Line Items [Line Items]
Inventories recognized as an expense	$ 84,500	$ 31,200
Inventory write-downs	40,711
Transfer amount of non-producing properties			$ 293
Reversals of write-downs	151
Revenue from sale of gold	248
Concentrate [Member]
Statement Line Items [Line Items]
Inventory write-downs	40,600	300
Spare Parts and Supplies [Member]
Statement Line Items [Line Items]
Inventory write-downs	$ 100	$ 200